COMMITMENTS (Schedule of Future Minimum Lease Commitments) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 368
2018	670
2019 and thereafter	1,299
Total	$ 2,337